DEBT	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
DEBT
NOTE 24	DEBT

	At December 31, 2013		At December 31, 2012
	Current	Non-Current	Current	Non-Current
2014 Convertible Senior Notes, net	561	—	—	535
2017 Convertible Senior Notes, net	—	492	—	471
2019 Senior Notes, net	—	897	—	897
2022 Senior Notes, net	—	1,490	—	1,489
2035 Senior Notes, net	—	598	—	598
2039 Senior Notes, net	—	1,087	—	1,087
2042 Senior Notes, net	—	992	—	992
Ahafo project finance facility	10	25	10	35
PTNNT revolving credit facility	—	555	—	180
Other	24	9	—	4

	$595	$6,145	$10	$6,288

Scheduled minimum debt repayments are $609 in 2014, $166 in 2015, $221 in 2016, $771 in 2017, $1 in 2018 and $5,104 thereafter.

Corporate Revolving Credit Facility

Effective May 20, 2011, the Company entered into a new uncollateralized $2,500 revolving credit facility with a syndicate of commercial banks. This new revolving credit facility replaced the existing revolving credit facility which was cancelled upon the effectiveness of the new facility. The new facility provides for borrowings in U.S. dollars and contains a letter of credit sub-facility. The new facility originally matured in May 2016. Facility fees vary based on the credit ratings of the Company’s senior, uncollateralized, long-term debt. Borrowings under the facility bear interest at a market based rate plus a margin determined by the Company’s credit rating. At December 31, 2013, we had $0 in borrowings outstanding under the facility. There was $173 and $394 outstanding in letters of credit at December 31, 2013 and 2012, respectively.

In May 2012, the Company’s Corporate Revolving Credit Facility was amended to increase the capacity to $3,000 and extend the facility one year to 2017. The available capacity under the Corporate Revolving Credit Facility prior to the amendment was $2,500.

In September 2013, the Company entered into a Letter of Credit Facility Agreement (“LC Agreement”) with BNP Paribas, New York Branch. The LC Agreement establishes a $175 letter of credit facility for a three year period to support reclamation obligations. Under the LC Agreement, the Company transferred $153 of letters of credit from the Corporate Revolving Credit Facility to the LC Agreement.

Subsidiary Financings

PTNNT Revolving Credit Facility

Effective May 27, 2011, PTNNT entered into a $600 reducing revolving credit facility with a syndicate of banks. This reducing revolving facility provides for borrowings in U.S. dollars. The facility matures in March 2017. The facility is non-recourse to Newmont and certain assets of PTNNT are pledged as collateral. Borrowings under the facility bear interest at a rate per annum equal to LIBOR plus a margin of 4.00%. Commitment fees currently accrue on the daily average unused amount of the commitment of each lender at an annual rate of 2.00%. A one-time arrangement fee and other debt issuance costs, net of amortization, of $18 related to the facility were capitalized and will be amortized over the term of the debt. There were $555 in borrowings outstanding under the facility at December 31, 2013.

2014 and 2017 Convertible Senior Notes

In July 2007, the Company issued $1,150 uncollateralized convertible senior notes due in 2014 and 2017, each with a principal amount of $575 for net proceeds of $1,126. The 2014 notes, maturing on July 15, 2014, pay interest semi-annually at a rate of 1.25% per annum, and the 2017 notes, maturing on July 15, 2017, pay interest semi-annually at a rate of 1.63% per annum. The effective interest rates are 6.0% and 6.25% for the 2014 and 2017 notes, respectively. The notes are convertible, at the holder’s option, at a conversion price of $43.70 per share of common stock. Upon conversion, the principal amount and all accrued interest will be repaid in cash and any conversion premium will be settled in shares of our common stock or, at our election, cash or any combination of cash and shares of our common stock. In connection with the convertible senior notes offering, the Company entered into Call Spread Transactions. The Call Spread Transactions included the purchase of call options and the sale of warrants. As a result of the Call Spread Transactions, the conversion price of $43.70 was effectively increased to $56.99. The Company is not entitled to redeem the notes prior to their stated maturity dates. Using prevailing interest rates on similar instruments, the estimated fair value of the 2014 and 2017 senior notes was $560 and $503, respectively, at December 31, 2013 and $636 and $613, respectively, at December 31, 2012. The foregoing fair value estimates were prepared with the assistance of an independent third party and may or may not reflect the actual trading value of this debt.

The Company’s Consolidated Balance Sheets report the following related to the convertible senior notes:

	At December 31, 2013		At December 31, 2012
	Convertible Senior Notes Due		Convertible Senior Notes Due
	2014	2017	2014	2017
Additional paid-in capital	$97	$123	$97	$123

Principal amount	$575	$575	$575	$575
Unamortized debt discount	(14)	(83)	(40)	(104)

Net carrying amount	$561	$492	$535	$471

For the years ended December 31, 2013, 2012, and 2011, the Company recorded $17, $18, and $32 of interest expense for the contractual interest coupon and $46, $46, and $67 of amortization of the debt discount, respectively, related to the convertible senior notes. At December 31, 2013 the conversion price exceeded the Company’s stock price and other limited circumstances required for conversion were not met, as a result the bondholders did not have the option to convert the senior notes.

2019 and 2039 Senior Notes

In September 2009, the Company completed a two part public offering of $900 and $1,100 uncollateralized senior notes maturing on October 1, 2019 and October 1, 2039, respectively. Net proceeds from the 2019 and 2039 notes were $895 and $1,080, respectively. The 2019 notes pay interest semi-annually at a rate of 5.13% per annum and the 2039 notes pay semi-annual interest of 6.25% per annum. Using prevailing interest rates on similar instruments, the estimated fair value of the 2019 and 2039 senior notes was $951 and $999, respectively, at December 31, 2013 and $1,029 and $1,306, respectively, at December 31, 2012. The foregoing fair value estimates were prepared with the assistance of an independent third party and may or may not reflect the actual trading value of this debt.

2035 Senior Notes

In March 2005, Newmont issued uncollateralized senior notes with a principal amount of $600 due April 2035 bearing an annual interest rate of 5 7/8%. Interest on the notes is paid semi-annually in April and October. Using prevailing interest rates on similar instruments, the estimated fair value of these senior notes was $516 and $678 at December 31, 2013 and 2012, respectively. The foregoing fair value estimate was prepared with the assistance of an independent third party and may or may not reflect the actual trading value of this debt.

2022 and 2042 Senior Notes

In March 2012, the Company completed a two part public offering of $1,500 and $1,000 uncollateralized Senior Notes maturing on March 15, 2022 and March 15, 2042, respectively. Net proceeds from the 2022 and 2042 Senior Notes were $1,479 and $983, respectively. The 2022 Senior Notes pay interest semi-annually at a rate of 3.50% per annum and the 2042 Senior Notes pay semi-annual interest of 4.875% per annum. Using prevailing interest rates on similar instruments, the estimated fair value of the 2022 and 2042 senior notes was $1,297 and $758, respectively, at December 31, 2013 and $1,530 and $1,028, respectively, at 2012. The foregoing fair value estimates were prepared with the assistance of an independent third party and may or may not reflect the actual trading value of this debt.

Ahafo Project Facility

Newmont Ghana Gold Limited (“NGGL”) has an $85 project financing agreement with the International Finance Corporation (“IFC”) ($75) and a commercial lender ($10). Amounts borrowed are guaranteed by Newmont. Semi-annual payments through April 2017 are required. Borrowings bear interest of LIBOR plus 3.5%.

Debt Covenants

The Company’s senior notes and revolving credit facilities contain various covenants and default provisions including payment defaults, limitation on liens, leases, sales and leaseback agreements and merger restrictions.

The Ahafo project facility contains a financial ratio covenant requiring the Company to maintain a net debt (total debt net of cash and cash equivalents) to EBITDA (earnings before interest expense, income and mining taxes, depreciation and amortization) ratio of less than or equal to 4.0 and a net debt to total capitalization ratio of less than or equal to 62.5%.

The corporate revolving credit facility contains a financial ratio covenant requiring the Company to maintain a net debt (total debt net of cash and cash equivalents) to total capitalization ratio of less than or equal to 62.5% in addition to the covenants noted above. Furthermore, the corporate revolving credit facility contains covenants limiting the sale of all or substantially all of the Company’s assets, certain change of control provisions and a negative pledge on certain assets.

The PTNNT revolving credit facility requires PTNNT to maintain certain financial ratios and to comply with certain terms and conditions with regards to its mine plan, contract of work, dividends, financing activities, leasing, investments and other matters.

At December 31, 2013 and 2012, the Company and its related entities were in compliance with all debt covenants and provisions related to potential defaults.